Ultra Series Fund
550 Science Drive
Madison, WI  53711
Writer's Direct Dial: 608-216-9147
FAX: 608-274-7905

BY EDGAR

August 24, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, enclosed is a post-effective amendment to the Registration Statement on Form N-1A of the Ultra Series Fund relating solely to the single class "Target Retirement Date Funds" offered by the Registrant.  This filing adds a new Target Retirement Date 2050 series.  The disclosures relating to the new 2050 series are substantially the same as those for the existing 2040 series.  We anticipate filing a subsequent post-effective amendment prior to the proposed November 30, 2010 effective date in order to incorprate any comments you and the staff may have.

We look forward to hearing from you.

Respectfully submitted,

(signature)

Pamela M. Krill
General Counsel
Madison Funds

Enclosures